Capital Lease and Finance Obligations - Repayment of Capital Lease and Finance Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Due within 1 year	$ 313
Due in year 2	77
Due in year 3	80
Due in year 4	49
Due in year 5	47
Thereafter	1,885
Total	2,451
Less: Imputed interest and executory costs	(1,809)
Total capital lease and finance obligations	642
Less: Current installments	(252)	$ (47)
Capital lease and finance obligations, noncurrent portion	$ 390	$ 414